Annual Total Returns[BarChart] - Thrivent Moderately Aggressive Allocation Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.86%)	12.87%	21.30%	6.05%	(0.75%)	10.23%	16.79%	(5.90%)	22.11%	14.41%